PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Multiemployer Plans [Abstract]
Pension expense for multi-employer plans	$ 6	$ 35	$ 41
Defined contribution plan - U. S. Plan
Defined Contribution Plan Disclosures
Maximum employer contribution as a percentage of compensation (as a percent)	3.50%
Company costs associated with defined contribution plans	$ 39	61	82
Defined contribution plan - Non U. S. Plan
Defined Contribution Plan Disclosures
Company costs associated with defined contribution plans	$ 59	$ 42	$ 37